3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property and equipment
Depreciation expense	$ 585	$ 99
Equipment [Member]
Property and equipment
Property and equipment estimated lives	5 years
Furniture and Fixtures [Member]
Property and equipment
Property and equipment estimated lives	3 to 5 years
Warrants
Potentially dilutive securities realizable from the exercise of warrants for the purchase	454,600
Conversion of Notes Payable
Potentially dilutive securities realizable from the exercise of warrants for the purchase	50,000